Net Income/(Loss) per Share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss attributable to Phoenix New Media Limited	¥ (102,496)	¥ (109,652)	¥ (205,701)
Numerator:
Net loss attributable to Phoenix New Media Limited	¥ (102,496)	¥ (109,652)	¥ (205,701)
Ordinary Shares
Denominator:
Basic	582,241,827	582,324,325	582,324,325
Basic net income/(loss) per share	¥ (0.18)	¥ (0.19)	¥ (0.35)
Weighted average number of Class A and Class B ordinary shares used in computing net loss per share:
Basic	582,241,827	582,324,325	582,324,325
Diluted	582,241,827	582,324,325	582,324,325
Diluted net income/(loss) per share	¥ (0.18)	¥ (0.19)	¥ (0.35)
ADS
Denominator:
Basic	12,130,038	12,131,757	12,131,757
Basic net income/(loss) per share	¥ (8.45)	¥ (9.04)	¥ (16.96)
Weighted average number of Class A and Class B ordinary shares used in computing net loss per share:
Basic	12,130,038	12,131,757	12,131,757
Diluted	12,130,038	12,131,757	12,131,757
Diluted net income/(loss) per share	¥ (8.45)	¥ (9.04)	¥ (16.96)